Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes
Income Taxes

18.  Income Taxes

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Current tax
PRC	126	62,982
Others (note)	10	27
	136	63,009
Deferred income tax expense/(benefit)
PRC	862	(61)
Others (note)	211	214
	1,073	153
Income tax expense	1,209	63,162

Note: Others mainly include US and HK tax jurisdictions.

After the prospective adoption of ASU 2023-09, the reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the statutory tax rate of the Company against the Group’s income before income taxes and equity in earnings of equity investees is set out below. The statutory tax rate of HK is applied given that the Company satisfies the criteria for HK tax residency.

	Six Months Ended
	June 30, 2026
	(in US$’000)
Income before income taxes and equity in earnings of equity investees
PRC	2,386
US and others	54
HK	11,213
Income before income taxes and equity in earnings of equity investees	13,653
Tax calculated at the statutory tax rate of the Company	2,253	16.5%
Tax effects of:
Different tax jurisdictions
PRC
Changes in valuation allowances	5,690	41.7%
Preferential tax deduction	(9,213)	-67.5%
Preferential tax rate difference	(2,014)	-14.8%
Exchange difference	4,649	34.1%
Share-based payments	622	4.5%
Withholding tax on undistributed earnings of a PRC entity	379	2.8%
Other items	480	3.5%
US and other tax jurisdictions	212	1.6%
Non-taxable interest income	(3,856)	-28.2%
Non-deductible professional expenses	539	3.9%
Changes in valuation allowances	667	4.9%
Others	801	5.9%
Income tax expense	1,209	8.9%

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s income before income taxes and equity in earnings of an equity investee is as follows:

Six Months Ended
June 30, 2025
(in US$’000)
Income before income taxes and equity in earnings of an equity investee	495,592
Tax calculated at the statutory tax rate of the Company	81,773
Tax effects of:
Different tax rates applicable in different jurisdictions	2,115
Tax valuation allowance	7,783
Preferential tax rate difference	(865)
Preferential tax deduction and credits	(8,348)
Different tax rate applicable to gain from divestment of an equity investee	(17,647)
Expenses not deductible for tax purposes	5,146
Utilization of previously unrecognized tax losses	(65)
Withholding tax on undistributed earnings of a PRC entity	(66)
Income not subject to tax	(5,027)
Temporary difference	(1,762)
Others	125
Income tax expense	63,162